CONSOLIDATED STATEMENT OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Attributable to owners of the Company CNY (¥)	Share capital (Note 17) CNY (¥)	Share premium CNY (¥)	Other capital reserves CNY (¥)	Statutory surplus reserve CNY (¥)	Special reserve CNY (¥)	Fair value reserve CNY (¥)	Other equity instruments CNY (¥)	Foreign currency translation reserve CNY (¥)	Accumulated losses CNY (¥)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Adjustment due to business combinations under common control (Note 39)	¥ 8,306		¥ 3,000							¥ 5,306	¥ 17,402		¥ 25,708
Balance at Jan. 01, 2018	39,613,258	¥ 14,903,798	18,830,833	¥ 952,878	¥ 5,867,557	¥ 146,934	¥ 17,671	¥ 2,019,288	¥ 335,276	(3,460,977)	26,055,044		65,668,302
Balance at December 31	39,604,952	14,903,798	18,827,833	952,878	5,867,557	146,934	17,671	2,019,288	335,276	(3,466,283)	26,037,642		65,642,594
Profit for the year	709,397									709,397	736,792		1,446,189
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(11,083)						(11,083)				(639)		(11,722)
Exchange differences on translation of foreign operations	(120,756)								(120,756)				(120,756)
Total comprehensive income for the year	577,558						(11,083)		(120,756)	709,397	736,153		1,313,711
Business combinations under common control (Note 39)	(443,582)		(443,582)										(443,582)
Capital injection from non-controlling shareholders	78,271		78,271								759,350		837,621
Capital injection before business combinations under common control	69,885		69,885										69,885
Acquisition of non-controlling interests	(218)		(218)								(3,547)		(3,765)
Restructure of subsidiaries	(77,511)		(77,511)								77,511
Disposal of subsidiaries											(1,160)		(1,160)
Issuance of senior perpetual securities	1,988,000							1,988,000					1,988,000
Release of deferred government subsidies	2,200			2,200									2,200
Equity exchange arrangement	10,735,214			10,735,214							(10,735,214)
Other appropriations	8,119					8,119					(1,514)		6,605
Step acquisition of a subsidiary	(11,166)					(11,166)							(11,166)
Share of reserves of joint ventures and associates	2,051					2,051							2,051
Distribution of other equity instruments	(110,010)							(19,288)		(90,722)	(300,538)		(410,548)
Dividends distribution before business combinations under common control	(6,519)									(6,519)			(6,519)
Acquisition of a subsidiaries											1,468,435		1,468,435
Dividends distribution of subsidiaries to non- controlling shareholders											(605,416)		(605,416)
Repayment of senior perpetual securities											(2,175,133)		(2,175,133)
Balance at Dec. 31, 2018	52,425,550	14,903,798	18,457,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,848,821)	15,273,971		67,699,521
Adjustment due to business combinations under common control (Note 39)	10,243		3,000							7,243	19,659		29,902
Balance at Jan. 01, 2019	52,425,550	14,903,798	18,457,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,848,821)	15,273,971		67,699,521
Balance at December 31	52,415,307	14,903,798	18,454,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,856,064)	15,254,312		67,669,619
Restated balance at Dec. 31, 2018	52,425,550	14,903,798	18,457,678	11,690,292	5,867,557	145,938	6,588	3,988,000	214,520	(2,848,821)	15,273,971		67,699,521
Profit for the year	853,102									853,102	637,483		1,490,585
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	42,923						42,923				250		43,173
Exchange differences on translation of foreign operations	(32,323)								(32,323)				(32,323)
Total comprehensive income for the year	863,702						42,923		(32,323)	853,102	637,733		1,501,435
Business combinations under common control (Note 39)	(237)		(237)										(237)
Capital injection from non-controlling shareholders	4,144			4,144							706,970		711,114
Acquisition of non-controlling interests	149,322			149,322							(149,322)
Disposal of subsidiaries	(1,547)					(1,666)				119	(26,234)		(27,781)
Issuance of senior perpetual securities	1,499,104							1,499,104					1,499,104
Issuance of share capital	(51,678)	2,118,875	8,564,661	(10,735,214)									(51,678)
Other appropriations	(5,317)					(5,317)					(17,768)		(23,085)
Share of reserves of joint ventures and associates	936					936							936
Distribution of other equity instruments	(212,000)									(212,000)	(140,648)		(352,648)
Dividends distribution of subsidiaries to non- controlling shareholders											(199,215)		(199,215)
Balance at Dec. 31, 2019	54,671,979	17,022,673	27,022,102	1,108,544	5,867,557	139,891	49,511	5,487,104	182,197	(2,207,600)	16,085,487		70,757,466
Adjustment due to business combinations under common control (Note 39)	12,346		3,000							9,346	20,060		32,406
Balance at Jan. 01, 2020	54,671,979	17,022,673	27,022,102	1,108,544	5,867,557	139,891	49,511	5,487,104	182,197	(2,207,600)	16,085,487		70,757,466
Balance at December 31	54,659,633	17,022,673	27,019,102	1,108,544	5,867,557	139,891	49,511	5,487,104	182,197	(2,216,946)	16,065,427		70,725,060
Equity other information
Other reserves													34,369,802
Restated balance at Dec. 31, 2019	54,671,979	17,022,673	27,022,102	1,108,544	5,867,557	139,891	49,511	5,487,104	182,197	(2,207,600)	16,085,487		70,757,466
Profit for the year	741,004									741,004	832,025	$ 241,077	1,573,029
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(39,371)						(39,371)				(1,483)		(40,854)
Exchange differences on translation of foreign operations	163,008								163,008				163,008
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	(2,522)						(2,522)					(387)	(2,522)
Total comprehensive income for the year	862,119						(41,893)		163,008	741,004	830,542	259,411	1,692,661
Business combinations under common control (Note 39)	(21,896)		(21,896)								21,896
Capital injection from non-controlling shareholders	3,271		3,271								426,751		430,022
Disposal of subsidiaries	3,616			3,616									3,616
Issuance of senior perpetual securities	1,000,000							1,000,000					1,000,000
Release of deferred government subsidies	49,290			49,290									49,290
Other appropriations	32,259					32,259					(19,741)		12,518
Share of reserves of joint ventures and associates	7,047			(58)		7,105							7,047
Distribution of other equity instruments	(275,000)									(275,000)	(146,416)		(421,416)
Underwriting fees of other equity instruments	(675)							(675)					(675)
Dividends distribution of subsidiaries to non- controlling shareholders											(358,813)		(358,813)
Repayment of senior perpetual securities	(2,000,000)							(2,000,000)					(2,000,000)
Balance at Dec. 31, 2020	¥ 54,332,010	¥ 17,022,673	¥ 27,003,477	¥ 1,161,392	¥ 5,867,557	¥ 179,255	¥ 7,618	¥ 4,486,429	¥ 345,205	¥ (1,741,596)	¥ 16,839,706	10,907,543	71,171,716
Equity other information
Other reserves												$ 5,297,242	¥ 34,564,504